Fixed Assets and Assets Held for Sale - Advances for vessels under construction (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Advances for vessels under construction	$ 279,783	$ 0	$ 0
Vessels Under Construction [Member]
Balance as at beginning of period	0
Advances for vessels under construction	140,369
Balance as at end of period	$ 140,369	$ 0